Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of carrying amount of right-of use assets

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2022	2,648	19	239	2,906
Depreciation charge of the year	(592)	(18)	(120)	(730)
Additions to the right-of-use assets	9,161	--	80	9,241
Revaluations to the right-of-use assets	(305)	--	--	(305)
Derecognition of the right-of-use assets	--	--	--	--
Foreign currency effects	101	--	--	101
Balance at December 31, 2022	11,013	1	199	11,213

Summary of amounts recognized in profit or loss and in statement of cash flows

Amounts recognized in profit or loss:

	2022	2021	2020

	(€ in thousands)
Leases under IFRS 16
Interest on lease liabilities	311	149	167
Gain from sale and leaseback	4,335	--	--
Depreciation charge of the year	730	651	682

The Company had an immaterial amount of low value leases in years 2022 and 2021.

Amounts recognized in statements of cash flows:

	2022	2021	2020

	(€ in thousands)
Total cash outflow for leases	(637)	(334)	(412)

Schedule of future lease payments to be received

	2022	2021	2020
	(€ in thousands)
Operating lease under IFRS 16
Less than one year	126	106	--
1-3 years	212	212	--
3-5 years	106	203	--